Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

In July 2015, we received an underwritten financing commitment from CSSC (Hong Kong) Shipping Co. Ltd, or CSSCL, in connection with a conversion financing and sale and leaseback transaction for conversion of the Hilli using Golar's floating liquefaction technology, or GoFLNG. The financing structure should fund up to 80% of the project cost and will be split into two phases. The first phase enables Golar to draw down up to 60% of the construction cost, however not more than $700 million from the facility to fund the ongoing conversion, once, among other things. Golar has spent $400 million of the estimated $1.2 billion conversion cost and the tolling contract with Perenco Cameroon and Societe Nationale de Hydrocarbures, or SNH, have been ratified by the Cameroon government. The second phase is triggered upon the delivery of the converted GoFLNG Hilli from Keppel and the satisfaction of certain additional performance milestones and will allow for the aggregate draw down of up to a 80% of the construction cost, however not more than an aggregate $960 million. The financing has a tenor of 10 years, a 15 year amortization profile and contemplates the eventual sale of GoFLNG Hilli to Golar LNG Partners. The expected cost of the financing during the conversion period is 6.25%, while the long term financing is projected to cost less than 6% on a fully swapped 10 year basis. As a condition precedent to the drawdown, we must secure a long term contract (more than 5 years) at a rate which produces a debt service coverage ratio minimum of 1.2. In September 9, 2015, the financing agreement was fully executed.

In July 2015, we executed agreements for conversion of the 126,000 cubic meter LNG carrier Gandria to a Golar floating liquefaction facility. The primary contract for the Gandria was entered into with Keppel. B&V will provide its licensed PRICO technology, perform detailed engineering and process design, specify and procure topside equipment, and provide commissioning support for the GoFLNG topsides and liquefaction process. To make the Gandria conversion contract effective, there are certain conditions which must be satisfied prior to September 21, 2015. Similar to the Gimi conversion contract, the Gandria conversion contract also provides beneficial cancellation provisions, which if exercised before December 2016, will allow termination of the contracts after payment for costs already incurred and a set cancellation fee. The estimated delivery for the Gandria has not yet been determined.

In July 2015, we entered into a newbuilding contract, which is yet to be fully executed, with the Korean shipyard Samsung Heavy Industries Co Ltd, or Samsung, for the construction of one FSRU with expected delivery in the last quarter of 2017. Consistent with the contracts for Golar's other Samsung vessels, the contract features a milestone payment schedule with back-ended weighting on the delivery installment. This new vessel will be a sister vessel to the Golar Tundra with LNG storage of 170,000 cubic meters and a continuous regasification capacity of 500 million standard cubic feet per day (750 mmscfd peak).

In August 2015, our Board of Directors approved a unit purchase program under which the Company may purchase up to $25 million worth of Golar Partners outstanding units over the next 12 months. As of September 22, 2015, we have purchased $5.0 million worth of Golar Partners’ units, increasing our interest in Golar Partners from 30.0% as at June 30, 2015 to 30.4%.

In August 2015, our Chairman, Sir Frank Chapman decided not to stand for re-election at the forthcoming annual general meeting, or the AGM. The Board has nominated Mr. Daniel Rabun to succeed Sir Frank Chapman as Chairman after the AGM planned September 23, 2015. Mr Rabun has a financial and legal education and was, until May 2015, Chairman of Ensco plc. He has a strong energy background from Ensco and as managing partner in Baker & McKenzie's Dallas office. He is currently a Board member of Apache Corporation. In addition, our Director and Audit Committee member Ms. Kate Blankenship decided not to stand for re-election. The Board will appoint the replacement of Ms. Kate Blankenship, as Chairman of the Audit Committee in due course. The Board has also nominated Niels Stolt-Nielsen to become a Board member. Niels Stolt-Nielsen is majority owner and Chairman of the world's leading chemical carrier company, Stolt-Nielsen Limited. He is also the Chairman and founding investor of the LPG company Avance Gas. Mr Stolt-Nielsen has extensive shipping, customer relations and logistical experience, which will benefit Golar in the years to come.

In August 2015, Dynagas Ltd., or Dynagas, GasLog Ltd. (NYSE: GLOG), or GasLog, and us completed discussions regarding a LNG carrier pooling arrangement, or the LNG Carrier Pool to market vessels that are currently operating in the LNG shipping spot market. The LNG Carrier Pool should allow the participating owners to optimise the operation of the pool vessels through improved scheduling ability, cost efficiencies and common marketing. The objective of the LNG Carrier Pool is to serve the transportation requirements of the LNG shipping market by providing customers with reliable, more flexible, and innovative solutions to meet their increasingly complex shipping requirements. The LNG Carrier Pool - to be named the "Cool Pool" - will initially consist of of fourteen modern, high quality and essentially equivalent vessels powered by fuel efficient Tri Fuel Diesel Electric propulsion technology. The three owners' initial vessels eligible for contribution to the Cool Pool will be as follows: Dynagas: three vessels; Gaslog: three vessels; and Golar: eight vessels. Each vessel owner will continue to be fully responsible for the manning and technical management of their respective vessels.

In August 2015, we declared a dividend of $0.45 per share in respect of the quarter ended June 30, 2015 to holders of record on September 10, 2015, which is due to be paid on or about September 25, 2015. In addition, Golar Partners made a cash distribution of $0.5775 per unit in August 2015 in respect of the quarter ended June 30, 2015, of which we received $13.1 million of dividend income in relation to our ownership of Golar Partners’ common, subordinated and general partner units and incentive distribution rights, or IDRs, held at the relevant record date.